EMPLOYEE STOCK OWNERSHIP AND 401(k) PLANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
First Citizens National Bank of Dyersburg Employee Stock Ownership Plan [Member]
Defined Contribution Plan Disclosure [Line Items]
Employee contribution percentage	25.00%
Employer cash contributions	$ 966,000	$ 895,000	$ 735,000
Employee stock ownership plan, number of shares	703,393	716,786
Fair value of shares	30,000,000	28,000,000
First Citizens National Bank 401(k) Plan [Member]
Defined Contribution Plan Disclosure [Line Items]
Employee contribution percentage	25.00%
Percent of employee contribution matched by the Company	3.00%
Percentage of total compensation allowable	7.00%	7.00%
Employer cash contributions	$ 402,000	$ 382,000	$ 365,000